SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
Supplemental Disclosure Of Cash Flow [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant Non-Cash Investing and Financing Activities

During the year ended December 31, 2024, the Company:

a) issued 429,800 Common Shares, valued at $1.1 million, for the conversion of a portion of the Accrued Interest Amount from the A&R Loan Facility (Note 6);

b) reallocated $1.8 million from reserves for 305,690 RSUs that settled; and

c) reallocated $0.8 million from reserves for 820,781 stock options exercised.

During the year ended December 31, 2023, the Company:

a) issued 545,702 Common Shares, valued at $3.3 million, for the conversion of a portion of the Third Drawdown (Note 6);

b) issued 34,943,542 Common Shares, valued at $112.1 million, for the acquisition of Nova (Note 4);

c) issued 466,827 Common Shares, valued at $2.1 million, for the acquisition of the Lama royalties (Note 4);

d) issued 939,355 Common Shares, valued at $4.2 million, for the acquisition of the Alamos royalty portfolio (Note 4);

e) reallocated $2.2 million from reserves for 270,704 RSUs that settled; and

f) reallocated $0.9 million from reserves for 779,527 stock options exercised.